Note 10 - Financial assets and liabilities held for trading - Deposits (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Liabilities Held fo rTrading Deposits Line Items
Deposits from central banks, held for trading	€ 10,511	€ 0	€ 0
Deposits from credit institutions, held for trading	15,687	0	0
Customer deposits, held for trading	11,736	0	0
Financial Liabilities Held For Trading	80,774	€ 46,182	€ 54,675
Total [Member]
Financial Liabilities Held fo rTrading Deposits Line Items
Deposits from central banks, held for trading	10,511
Deposits from credit institutions, held for trading	15,687
Customer deposits, held for trading	11,736
Financial Liabilities Held For Trading	37,934
Repurchase Agreements [Member]
Financial Liabilities Held fo rTrading Deposits Line Items
Deposits from central banks, held for trading	10,511
Deposits from credit institutions, held for trading	14,839
Customer deposits, held for trading	€ 11,466